ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 26.8%
	ALTERNATIVE DIVERSIFIERS — 26.8%
4,028,711	GMO Equity Dislocation Investment Fund - Class A1 2	$92,056,044
584,773	Lazard Rathmore Alternative Fund - Class E* 1 2	61,946,303
1,698,208	Managed Fund/Bridgewater Fund Limited* 2 3 4	149,793,528
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $300,318,541)	303,795,875
	OPEN-END MUTUAL FUNDS — 51.5%
	ALTERNATIVE DIVERSIFIERS — 10.9%
6,008,829	BlackRock Event Driven Equity Fund - Institutional Shares	60,148,377
5,940,075	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	62,845,996
		122,994,373
	CORE/ALTERNATIVE DIVERSIFIERS — 40.6%
12,881,917	GMO Benchmark-Free Allocation Fund - Class IV2 5	345,750,641
5,656,660	JPMorgan Global Allocation Fund - Class R6	114,321,102
		460,071,743
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $550,835,987)	583,066,116
	EXCHANGE-TRADED FUND — 5.1%
	REAL ASSET — 5.1%
1,301,821	iShares Gold Trust*	57,188,997
	TOTAL EXCHANGE-TRADED FUND
	(Cost $44,171,838)	57,188,997
	PRIVATE FUNDS[6] — 14.0%
	ALTERNATIVE DIVERSIFIERS — 11.3%
	Elliott Associates, LP* [7]	56,259,034
35,693	Millennium International, Ltd. - Class GG* [8]	72,293,232
		128,552,266
	CORE DIVERSIFIER — 2.7%
	All Weather Portfolio Limited* [9]	30,292,149
		30,292,149
	TOTAL PRIVATE FUNDS
	(Cost $116,433,232)	158,844,415
	SHORT-TERM INVESTMENT — 2.3%
26,270,051	JPMorgan Prime Money Market Fund - Institutional Shares, 5.30%[10]	26,275,305
	TOTAL SHORT-TERM INVESTMENT
	(Cost $26,274,812)	26,275,305

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS — 99.7%
	(Cost $1,038,034,410)	1,129,170,708

	Other assets less liabilities — 0.3%	3,043,078
	TOTAL NET ASSETS — 100.0%	$1,132,213,786

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[3]	Domiciled in Jersey. In the United States the security is offered in private placement transactions and as such is restricted as to resale.
[4]	The investment was acquired on 9/27/2022. The cost is $159,000,000.
[5]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2024, the aggregate fair value of these investments is $158,844,415 or 14.0% of the Fund’s net assets.
[7]	The investment was acquired on 1/2/2020. The cost is $47,168,000.
[8]	The investment was acquired on 1/1/2020. The cost is $44,356,457 or $1,243 per share.
[9]	The investment was acquired on 5/1/2018. The cost is $24,908,775.
[10]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 22.2%
	BERMUDA — 0.2%
12,900	Arch Capital Group Ltd.*	$1,301,481
2,710	Everest Group Ltd.	1,032,564
		2,334,045
	BRAZIL — 0.0%[1]
37,661	Telefonica Brasil S.A. - ADR	309,197
1,497	TIM S.A. - ADR	21,437
		330,634
	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	325,953
5,346	TFI International, Inc.	776,236
		1,102,189
	CAYMAN ISLANDS — 0.1%
10,856	iQIYI, Inc. - ADR* [2]	39,841
42,643	Tencent Holdings Ltd.	2,022,998
		2,062,839
	CHINA — 0.1%
260,000	China Shenhua Energy Co., Ltd.	1,198,414

	DENMARK — 0.2%
15,800	AP Moller - Maersk A/S - ADR	136,196
4,047	DSV A/S	621,207
13,202	Novo Nordisk A/S - ADR	1,884,453
		2,641,856
	FRANCE — 0.7%
3,379	Alstom S.A.*	56,986
1,963	Capgemini S.E.*	389,925
542	L'Oreal S.A.	238,570
3,193	LVMH Moet Hennessy Louis Vuitton S.E.	2,451,557
255	Pernod Ricard S.A.	34,792
10,198	Publicis Groupe S.A.	1,083,222
26,825	Safran S.A.	5,653,595
33,079	Vivendi S.E.	345,729
		10,254,376
	GERMANY — 0.7%
5,235	Allianz S.E.	1,453,921
7,790	Knorr-Bremse A.G.	595,428
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	595,447
1,886	Rheinmetall A.G.	961,135

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
25,293	SAP S.E.	$5,080,746
6,494	Siemens A.G.	1,208,699
		9,895,376
	GUERNSEY — 0.0%[1]
7,861	Amdocs Ltd.	620,390

	HONG KONG — 0.0%[1]
124,000	Beijing Enterprises Holdings Ltd.[2]	416,016
92,000	China Merchants Port Holdings Co., Ltd.	136,705
		552,721
	INDIA — 0.2%
18,755	Axis Bank Ltd.	1,424,301
7,455	Dr Reddy's Laboratories Ltd. - ADR[2]	567,996
58,180	Infosys Ltd. - ADR[2]	1,083,312
		3,075,609
	IRELAND — 0.5%
15,198	Accenture PLC - Class A	4,611,225
5,271	Flutter Entertainment PLC*	958,786
3,352	ICON PLC* 2	1,050,752
		6,620,763
	ISRAEL — 0.1%
1,563	Elbit Systems Ltd.	276,073
2,571	Nice Ltd. - ADR*	442,135
		718,208
	JAPAN — 0.5%
4,200	Bandai Namco Holdings, Inc.	82,284
25,113	FUJIFILM Holdings Corp.	589,068
18,600	Honda Motor Co., Ltd.	199,950
10,000	Itochu Corp.	491,582
18,240	MS&AD Insurance Group Holdings, Inc.	407,226
90,400	Nippon Steel Corp.	1,916,338
347,500	Nippon Telegraph & Telephone Corp.	328,597
20,600	Recruit Holdings Co., Ltd.	1,108,428
76,100	Renesas Electronics Corp.	1,443,210
170	Shin-Etsu Chemical Co., Ltd.	6,610
30	Toyota Motor Corp.	616
		6,573,909
	LUXEMBOURG — 0.1%
3,698	Spotify Technology S.A.*	1,160,395

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 0.5%
13,978	AerCap Holdings N.V.	$1,302,750
8,859	Airbus S.E.	1,215,869
1,601	ASML Holding N.V.	1,631,685
5,954	NXP Semiconductors N.V.	1,602,162
48,163	Stellantis N.V.[2]	956,035
		6,708,501
	SINGAPORE — 0.1%
47,095	Flex Ltd.*	1,388,832

	SOUTH KOREA — 0.0%[1]
894	POSCO Holdings, Inc. - ADR	58,772
1	Woori Financial Group, Inc. - ADR	32
		58,804
	SPAIN — 0.1%
14,833	Amadeus IT Group S.A.[2]	987,053

	SWEDEN — 0.1%
52,823	Volvo A.B. - B Shares	1,357,257

	SWITZERLAND — 0.5%
6,065	Garmin Ltd.[2]	988,110
8,818	Holcim A.G.	779,441
20,454	Nestle S.A.	2,087,827
13,500	Novartis A.G.	1,437,368
6,058	Roche Holding A.G.	1,678,422
4,860	SSR Mining, Inc.	21,919
227	Zurich Insurance Group A.G.	120,922
		7,114,009
	TAIWAN — 0.9%
28,300	MediaTek, Inc.	1,218,836
295,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,740,149
13,685	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,378,590
66,650	United Microelectronics Corp. - ADR[2]	583,854
		12,921,429
	UNITED KINGDOM — 1.2%
11,970	AstraZeneca PLC	1,862,928
1	AstraZeneca PLC - ADR	78
123,283	Compass Group PLC	3,358,640
50,312	Diageo PLC	1,579,495
66,355	GSK PLC	1,276,287
464,348	Haleon PLC	1,889,301

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
12,712	London Stock Exchange Group PLC	$1,507,368
40,490	Shell PLC	1,452,295
60,762	Unilever PLC	3,335,066
44,944	Vodafone Group PLC - ADR[2]	398,653
		16,660,111
	UNITED STATES — 15.3%
34,598	Abbott Laboratories	3,595,078
7,272	Adtalem Global Education, Inc.*	496,023
12,168	Aflac, Inc.[2]	1,086,724
50,308	Alphabet, Inc. - Class A	9,163,602
22,033	Alphabet, Inc. - Class C	4,041,293
42,139	Amazon.com, Inc.*	8,143,362
13,229	American Express Co.	3,063,175
78,605	Apple, Inc.	16,555,785
11,227	Ares Management Corp. - Class A	1,496,335
1,582	Arista Networks, Inc.* [2]	554,459
417	Atmos Energy Corp.	48,643
1,608	Bio-Rad Laboratories, Inc. - Class A* [2]	439,161
326	Booking Holdings, Inc.	1,291,449
4,614	Cencora, Inc.	1,039,534
1,635	Chemed Corp.	887,118
5,174	Church & Dwight Co., Inc.[2]	536,440
6,271	Cigna Group	2,073,005
23,041	Cisco Systems, Inc.	1,094,678
5,859	CNX Resources Corp.* [2]	142,374
72,286	Coca-Cola Co.	4,601,004
8,901	Constellation Brands, Inc. - Class A2	2,290,049
3,127	Constellation Energy Corp.	626,244
4,314	Corpay, Inc.*	1,149,293
1,740	Costco Wholesale Corp.	1,478,983
7,793	Dolby Laboratories, Inc. - Class A	617,439
883	DT Midstream, Inc.	62,720
10,120	Elevance Health, Inc.	5,483,623
6,536	Eli Lilly & Co.	5,917,564
4,786	Expeditors International of Washington, Inc.	597,245
1,353	Gartner, Inc.*	607,578
8,543	General Electric Co.	1,358,081
8,747	GoDaddy, Inc.*	1,222,043
3,456	HCA Healthcare, Inc.	1,110,344
3,815	Hilton Worldwide Holdings, Inc.	832,433
146	Home Depot, Inc.	50,259

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
302	Humana, Inc.	$112,842
1,492	Intuit, Inc.	980,557
9,048	Intuitive Surgical, Inc.*	4,025,003
693	Jabil, Inc.	75,392
33,916	Johnson & Johnson	4,957,163
14,122	KKR & Co., Inc.[2]	1,486,199
4,288	KLA Corp.	3,535,499
4,813	Lam Research Corp.	5,125,123
2,653	Lancaster Colony Corp.	501,337
6,471	Lennar Corp. - Class A	969,809
6,223	Marathon Oil Corp.	178,413
5,260	Marriott International, Inc. - Class A2	1,271,710
4,410	Mastercard, Inc. - Class A	1,945,516
842	McCormick & Co., Inc.[2]	59,732
2,461	McDonald's Corp.	627,161
2,061	McKesson Corp.	1,203,707
34,573	Merck & Co., Inc.	4,280,137
13,996	Meta Platforms, Inc. - Class A2	7,057,063
40,469	Microsoft Corp.	18,087,620
1,609	Molina Healthcare, Inc.*	478,356
750	Monster Beverage Corp.*	37,463
2,858	Motorola Solutions, Inc.	1,103,331
2,793	Netflix, Inc.*	1,884,940
31,131	NVIDIA Corp.	3,845,924
38	NVR, Inc.*	288,365
11,519	Omnicom Group, Inc.[2]	1,033,254
36,213	Oracle Corp.	5,113,276
1,138	O'Reilly Automotive, Inc.* [2]	1,201,796
29,731	Otis Worldwide Corp.[2]	2,861,906
19,488	Pinterest, Inc.* [2]	858,836
5,113	Procter & Gamble Co.	843,236
13,596	Quest Diagnostics, Inc.	1,861,021
5,989	Republic Services, Inc.	1,163,902
3,545	Royal Gold, Inc.[2]	443,692
3,210	S&P Global, Inc.	1,431,660
18,673	Salesforce, Inc.[2]	4,800,828
158	Seaboard Corp.	499,397
2,385	Stryker Corp.	811,496
2,523	Synopsys, Inc.* [2]	1,501,336
24,517	Texas Instruments, Inc.	4,769,292
2,594	Thermo Fisher Scientific, Inc.	1,434,482

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
34,458	TJX Cos., Inc.[2]	$3,793,826
6,707	T-Mobile US, Inc.[2]	1,181,639
69,910	U.S. Bancorp	2,775,427
19,618	U.S. Foods Holding Corp.*	1,039,362
21,077	Uber Technologies, Inc.*	1,531,876
3,116	United Therapeutics Corp.*	992,602
15,355	UnitedHealth Group, Inc.	7,819,687
22,522	Visa, Inc. - Class A2	5,911,349
51,420	Walmart, Inc.	3,481,648
3,001	Warner Bros Discovery, Inc.*	22,327
81,543	Wells Fargo & Co.[2]	4,842,839
13,974	Werner Enterprises, Inc.	500,688
		212,394,182
	TOTAL COMMON STOCKS
	(Cost $203,127,385)	308,731,902

	EXCHANGE-TRADED FUNDS — 12.7%
880,860	iShares MSCI Global Min Vol Factor ETF[2]	92,173,191
2,827,981	Schwab Fundamental Emerging Markets Large Co. Index ETF[2]	83,623,398
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $142,814,779)	175,796,589

	FOREIGN COLLECTIVE INVESTMENT FUND — 6.6%
4,015,021	GMO Equity Dislocation Investment Fund - Class A3 4	91,743,233
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $83,824,405)	91,743,233

	OPEN-END MUTUAL FUNDS — 42.3%
2,994,629	AQR Large Cap Defensive Style Fund - Class R6	71,511,741
2,716,773	Baillie Gifford Emerging Markets Equities Fund - Class K	56,210,032
13,925,724	GMO Quality Fund - Class VI5 6	459,270,369
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $424,589,149)	586,992,142

	PRIVATE FUNDS[7] — 12.2%
	RIEF Strategic Partners Fund LLC* [8]	116,846,638
	Viking Global Equities LP* [9]	52,170,327
	TOTAL PRIVATE FUNDS
	(Cost $131,940,298)	169,016,965

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.3%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 5.2%
	Collateral Investments	$71,773,463

	MONEY MARKET FUNDS — 3.1%
43,300,477	JPMorgan Prime Money Market Fund - Institutional Shares, 5.30%[10]	43,309,137

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $115,079,109)	115,082,600

	TOTAL INVESTMENTS — 104.3%
	(Cost $1,101,375,125)	1,447,363,431

	Liabilities in excess of other assets — (4.3)%	(59,480,033)
	TOTAL NET ASSETS — 100.0%	$1,387,883,398

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $77,915,698.
[3]	Domiciled in Ireland.
[4]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[5]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[6]	The Fund primarily invests in global equities.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2024, the aggregate fair value of these investments is $169,016,965 or 12.2% of the Fund’s net assets.
[8]	The investment was acquired on 7/2/2018. The cost is $81,940,298.
[9]	The investment was acquired on 12/1/2023. The cost is $50,000,000.
[10]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

US – United States

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 74.2%
	ALABAMA — 2.1%
1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	1,734,079
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	385,403
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,008,460
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,002,481
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,058,757
500,000	4.53% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	495,192
1,000,000	5.25%, 05/1/2055, Call 06/1/2032[1]	1,087,327
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,109,464
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,066,468
875,000	5.00%, 11/15/2037, Call 11/15/2032	929,370
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,058,852
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,124,993
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,524,868
1,000,000	Mobile County Industrial Development Authority, 5.00%, 06/1/2054, Call 06/20/2034[3]	1,017,269
1,200,000	Selma Industrial Development Board, 1.38%, 05/1/2034[1]	1,170,884
	Southeast Alabama Gas Supply District
1,000,000	5.00%, 06/1/2049, Call 02/1/2032[1]	1,054,784
2,000,000	5.00%, 08/1/2054, Call 01/1/2032[1]	2,145,645
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	787,637
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,586,795
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,033,878
		26,382,606
	ARIZONA — 1.0%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 07/29/2024	500,053
	Arizona Industrial Development Authority
605,000	4.00%, 03/1/2027[4]	597,597
600,000	4.00%, 07/1/2041, Call 07/1/2026	575,684

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	$526,415
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	864,278
213,316	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,625,000	Chandler Industrial Development Authority, 4.00%, 06/1/2049, Call 02/1/20291 3	1,636,009
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	1,001,942
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	681,083
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	660,287
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 07/17/2024	500,256
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 08/8/2024[4]	339,388
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,002,924
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	122,337
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	413,875
625,000	0.88%, 06/1/2043[1]	577,566
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,123,831
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	792,614
		13,080,392
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,766,581
500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	514,981
		3,281,562
	CALIFORNIA — 6.4%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,099,040
1,000,000	Bay Area Toll Authority, 5.13% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,007,813
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	997,165
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	503,348
1,000,000	5.00%, 07/1/2053, Call 05/1/2029[1]	1,050,278
750,000	5.20% (SOFR Rate+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	745,735
1,000,000	5.52% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,004,260
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,054,431

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	$872,986
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	88,059
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	160,219
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,698,377
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,081,013
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 08/8/2024	906,356
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,020,129
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	50,279
850,000	5.00%, 06/1/2046, Call 06/1/2026	850,644
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	941,567
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20253 4	1,003,819
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	50,935
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	656,101
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,019,511
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	101,869
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	904,676
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	351,478
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,002,773
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,504,357
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,002,991
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,025,174
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	201,857
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	502,612
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,013,403
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,563,395
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,137,016
2,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	2,062,744
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	1,032,471
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	804,142
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,876,574
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	647,540
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	828,605

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	$1,457,771
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,362,454
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	518,343
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	334,859
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,012,185
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,002,317
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	1,031,127
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	367,327
1,000,000	Palo Alto Unified School District, 3.25%, 08/1/2042, Call 08/1/2030	902,892
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,609,008
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	850,636
1,135,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,185,674
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	1,014,535
500,000	Port of Los Angeles, 5.00%, 08/1/2031, Call 08/8/2024[3]	500,421
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 08/8/2024	1,000,714
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	698,135
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	772,814
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,630,008
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,039,973
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,692,117
2,430,000	San Diego County Regional Airport Authority, 5.00%, 07/1/2048, Call 07/1/2033[3]	2,559,798
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,134,413
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	610,836
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,044,408
	San Francisco City & County Airport Comm-San Francisco International Airport
1,125,000	5.25%, 05/1/2041, Call 05/1/2034[3]	1,249,988
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	1,542,456
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,121,046
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	328,448

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	$967,236
	Santa Ana Financing Authority, NATL-RE
110,000	6.25%, 07/1/2024	110,000
110,000	6.25%, 07/1/2024	110,000
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	421,899
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,000,165
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	583,381
1,390,000	5.00%, 11/1/2033	1,454,715
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,095,920
	State of California
500,000	5.00%, 09/1/2041, Call 09/1/2031	553,178
1,000,000	5.00%, 04/1/2047, Call 04/1/2032	1,097,329
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	105,748
1,100,000	University of California, 5.50%, 05/15/2040, Call 05/15/2033	1,290,252
500,000	Yosemite Community College District, 0.00%, 08/1/2042	419,510
		80,209,778
	COLORADO — 3.6%
1,000,000	Aerotropolis Regional Transportation Authority, 5.00%, 12/1/2051, Call 12/1/2024	966,585
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 08/8/2024	442,844
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	587,839
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,012,344
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,119,310
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,141,017
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,038,078
1,000,000	City & County of Denver Co. Airport System Revenue, 5.00%, 11/15/2047, Call 11/15/2032[3]	1,045,044
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	504,230
445,000	4.75%, 04/1/2030, Call 08/8/2024	445,218
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,030,091
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	463,254
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	435,387
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$100,000	5.00%, 08/15/2034, Call 08/15/2024	$100,127
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,056,674
500,000	4.00%, 10/1/2039, Call 10/1/2024	475,803
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	508,762
500,000	5.00%, 06/1/2036, Call 06/1/2027	525,189
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	984,903
500,000	8.00%, 08/1/2043, Call 08/8/2024	405,407
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,959,191
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,009,481
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,899,868
500,000	4.00%, 05/15/2052, Call 05/15/2032	476,577
500,000	5.25%, 11/1/2052, Call 11/1/2032	532,847
1,000,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	972,820
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	478,302
1,060,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	578,622
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	510,251
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 08/8/2024	1,470,148
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	527,457
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	381,939
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,120,827
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 08/8/2024	1,010,491
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	751,333
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,834,137
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	780,555
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	958,621
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	434,529
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,086,250
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,782,120
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	129,761
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	827,413
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	569,984
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,108,345
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,033,835
		45,513,810

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT — 0.5%
$500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 08/8/2024[3]	$500,168
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	407,421
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,405,796
300,000	4.45%, 07/1/2042, Call 07/8/2024[1]	300,000
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,003,956
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,524,650
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,284,899
		6,426,890
	DELAWARE — 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,020,762
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,509,357
		2,530,119
	DISTRICT OF COLUMBIA — 1.1%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,107,202
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,521,239
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,860,171
655,000	5.00%, 10/1/2044, Call 10/8/2024[3]	657,211
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	521,072
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,232,312
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,732,175
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	762,186
615,000	6.50%, 10/1/2041, Call 10/1/2026	658,311
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,007,523
250,000	Tender Option Bond Trust Receipts/Certificates, 5.10%, 08/1/2063, Call 07/1/20371 4	250,000
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	510,131
875,000	4.00%, 10/1/2036, Call 10/1/2030	889,498
		13,709,031
	FLORIDA — 5.6%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,335,836
1,230,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 08/8/2024	1,229,999

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	$92,239
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[4]	198,820
510,000	5.35%, 07/1/2029, Call 08/8/2024	510,568
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	91,036
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 08/8/2024	500,454
500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	541,097
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,441,149
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	550,860
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	462,650
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	468,080
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,010,945
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,029,409
500,000	County of Bay, 5.00%, 09/1/2043, Call 08/8/2024	500,163
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,142,136
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,010,193
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	961,260
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,378,993
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	648,043
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	511,347
1,000,000	County of Miami-Dade Seaport Department, AGM, 4.00%, 10/1/2039, Call 10/1/2031[3]	983,018
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,937,286
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,449,732
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	177,422
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	417,171
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	991,876
	Florida Development Finance Corp.
1,000,000	12.00%, 07/15/2032, Call 07/19/20241 3 4	1,064,895
750,000	6.25%, 07/1/2034, Call 08/8/2024	750,518
1,000,000	5.00%, 07/1/2041, Call 07/1/2032[3]	1,036,715
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	831,426
180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	184,042
1,000,000	7.50%, 07/1/2057, Call 08/8/20241 3 4	1,017,837

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,935,000	8.25%, 07/1/2057, Call 07/19/20241 3 4	$2,006,462
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,291,406
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	501,943
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 08/8/2024	1,001,368
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 08/8/2024	500,120
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 08/8/2024[3]	1,000,424
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,713,516
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,865,026
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,029,697
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,051,830
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,085,313
	Lake Ashton Community Development District
20,000	5.00%, 05/1/2025	20,129
375,000	5.00%, 05/1/2037, Call 05/1/2025	376,415
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,682,367
	Lakewood Ranch Stewardship District
1,250,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,260,033
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	854,483
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,079,041
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	521,968
100,000	5.75%, 06/15/2042, Call 08/8/2024[4]	100,021
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,058,687
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,019,749
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	836,486
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 08/8/2024	385,121
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,001,911
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	630,288
330,000	5.25%, 09/15/2044, Call 09/15/2024	329,952
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	104,464
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	697,218
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,530,620

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	$1,553,696
1,250,000	State of Florida, 3.10%, 06/1/2028, Call 06/1/2025	1,223,963
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	100,106
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,048,428
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	137,405
445,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 08/8/2024	445,195
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,102,988
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	834,294
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,057,810
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	764,034
		70,261,192
	GEORGIA — 2.5%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,106,628
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	985,066
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	2,009,027
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	408,534
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	913,483
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	515,340
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	465,353
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	883,628
1,000,000	Georgia Housing & Finance Authority, 4.70%, 12/1/2054, Call 06/1/2033	1,004,562
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,102,275
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	810,967
250,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	253,534
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,519,011
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,025,378
1,000,000	5.00%, 05/15/2049	1,074,998
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,355,914
3,000,000	4.00%, 08/1/2052, Call 05/1/20271 4	2,962,085
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,048,852

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	$1,057,641
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,139,255
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,119,760
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,062,438
1,000,000	5.00%, 12/1/2054, Call 12/1/2031[1]	1,060,247
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	783,657
200,000	5.00%, 01/1/2056, Call 01/1/2030	205,745
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,018,990
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,399,378
1,000,000	Private Colleges & Universities Authority, 5.25%, 10/1/2051, Call 10/1/2032	1,059,975
		31,351,721
	GUAM — 0.1%
1,000,000	Guam Government Waterworks Authority, 5.00%, 07/1/2035	1,000,000
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	241,340
		1,241,340
	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,017,801

	IDAHO — 0.1%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 08/8/2024	300,091
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	383,536
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	425,348
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	577,457
		1,686,432
	ILLINOIS — 9.2%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	105,466
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,064,358
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,040,026
180,000	5.00%, 04/1/2037, Call 04/1/2027	184,817
500,000	5.00%, 04/1/2038, Call 04/1/2028	518,704
500,000	5.25%, 12/1/2039, Call 12/1/2024	500,116
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,024,414
575,000	5.00%, 12/1/2042, Call 08/8/2024	574,962
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,013,375
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,152,580
1,000,000	5.00%, 12/1/2046, Call 08/8/2024	999,918

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,900,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	$2,116,593
	Chicago O'Hare International Airport
625,000	4.00%, 01/1/2029, Call 08/8/2024[3]	621,204
1,000,000	3.88%, 01/1/2032, Call 08/8/2024	1,000,102
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	513,903
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,503,593
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,012,095
1,000,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,066,418
680,000	Chicago Park District, 5.00%, 11/15/2024	682,962
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,532,414
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,538,090
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,996,264
	City of Chicago
1,000,000	5.00%, 01/1/2027	1,029,318
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,965,764
880,000	6.00%, 01/1/2038, Call 01/1/2027	915,745
500,000	5.50%, 01/1/2040, Call 01/1/2025	501,400
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	667,947
3,000,000	5.00%, 01/1/2039, Call 07/16/2024	3,001,571
1,650,000	5.00%, 01/1/2039, Call 01/1/2025	1,654,901
1,000,000	City of Chicago Waterworks Revenue, 5.00%, 11/1/2044, Call 11/1/2024	1,001,767
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,005,435
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	764,689
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,359,547
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,389,860
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,253,402
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,072,211
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,000,706
570,000	3.90%, 11/1/2036, Call 11/1/2027	575,535
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	712,968
425,000	5.00%, 08/1/2027	436,994
500,000	5.00%, 08/1/2028, Call 08/1/2027	514,417

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$670,000	5.00%, 03/1/2033, Call 03/1/2027	$685,399
315,000	5.00%, 02/15/2034, Call 02/15/2027	326,578
500,000	5.00%, 03/1/2034, Call 03/1/2027	512,056
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,007,392
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,412,966
225,000	5.00%, 02/15/2037, Call 08/15/2027	227,252
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,716,021
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,001,473
885,000	5.00%, 12/1/2040, Call 06/1/2026	896,363
550,000	5.00%, 09/1/2042, Call 09/1/2024	551,107
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	937,092
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,684,462
1,000,000	5.00%, 08/15/2044, Call 08/15/2025	1,005,122
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,017,416
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,933,090
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,088,618
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,184,567
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,005,207
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,778,789
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,186,561
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	984,871
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 08/5/2024	3,009,365
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,094,075
625,000	5.00%, 01/1/2040, Call 07/1/2025	629,567
1,000,000	4.00%, 01/1/2046, Call 01/1/2032	966,929
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,613,377
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,056,783
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,865,101
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	992,489
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	493,351
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,400,914
530,000	5.00%, 06/15/2057, Call 12/15/2027	538,955
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	818,977
3,300,000	0.00%, 12/15/2030	2,539,796
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,938,672

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	$1,010,479
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	774,730
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,098,998
500,000	4.00%, 01/1/2038, Call 01/1/2030	501,846
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	738,128
	State of Illinois
750,000	5.00%, 02/1/2025	755,504
1,000,000	5.00%, 11/1/2026	1,032,598
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,081,383
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,844,298
660,000	5.00%, 03/1/2036, Call 03/1/2031	713,787
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,002,972
1,500,000	5.00%, 02/1/2039, Call 08/8/2024	1,499,980
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,107,527
500,000	5.00%, 03/1/2046, Call 03/1/2031	521,654
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,017,498
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,504,187
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	603,404
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,426,723
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	424,979
250,000	0.00%, 01/1/2032	185,033
665,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	614,585
		115,147,597
	INDIANA — 0.7%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,386,520
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	938,158
1,000,000	3.00%, 11/1/2030	938,158
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,021,336
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,064,901
1,325,000	Michigan City School Building Corp., 5.00%, 01/15/2025	1,327,521
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 08/8/2024[3]	500,916
		9,177,510

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA — 0.3%
	Iowa Finance Authority
$1,520,000	4.75%, 08/1/2042, Call 08/8/2024	$1,512,640
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	1,060,560
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	600,090
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	509,958
		3,683,248
	KANSAS — 0.1%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	606,711
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	998,460
		1,605,171
	KENTUCKY — 0.9%
1,250,000	County of Warren, 5.25%, 04/1/2049, Call 04/1/2034	1,357,350
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	203,630
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,103,091
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,356,642
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	780,073
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 07/11/2024[1]	2,606,539
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,599,200
1,500,000	5.00%, 05/15/2052, Call 05/15/2032	1,552,130
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,022,484
		11,581,139
	LOUISIANA — 1.3%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 08/8/2024	1,165,510
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,562,876
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,008,863
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,226,008
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,021,436
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 08/8/2024	500,591
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,008,933
885,000	6.50%, 07/1/2036, Call 08/8/20243 4	885,371
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,432,716
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,565,386
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,079,795

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
	New Orleans Aviation Board
$500,000	5.00%, 10/1/2035, Call 10/1/2028	$528,113
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,507,036
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,304,600
		15,797,234
	MAINE — 0.5%
1,615,000	Maine Health & Higher Educational Facilities Authority, 5.00%, 07/1/2035, Call 07/1/2027	1,678,964
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	507,063
500,000	4.00%, 07/1/2039, Call 07/1/2031	502,407
	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY
50,000	5.00%, 07/1/2028, Call 07/1/2027	52,380
950,000	5.00%, 07/1/2028, Call 07/1/2027	987,234
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,598,364
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/8/2024[3]	501,031
		5,827,443
	MARYLAND — 1.9%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,589,738
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,428,760
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,044,995
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	931,956
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,430,537
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 08/8/2024	1,600,604
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,021,433
	Maryland Health & Higher Educational Facilities Authority
1,085,000	5.00%, 08/15/2032, Call 02/15/2025	1,092,756
2,700,000	5.00%, 08/15/2038, Call 07/29/2024	2,702,170
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,005,118
1,350,000	5.00%, 08/15/2042, Call 02/15/2025	1,355,779
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,089,726
500,000	5.00%, 07/1/2045, Call 07/1/2025	501,614
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	946,924
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	937,952
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	982,356
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	961,245

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	$966,189
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	997,119
		23,586,971
	MASSACHUSETTS — 0.5%
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	483,853
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,974
500,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	538,532
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,004,184
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,013,052
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,286,313
745,000	5.00%, 07/1/2054, Call 01/1/2034	793,926
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,033,982
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	184,752
		6,459,568
	MICHIGAN — 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 09/25/2024	501,537
	Great Lakes Water Authority Sewage Disposal System Revenue
1,000,000	5.00%, 07/1/2035, Call 07/1/2026	1,021,060
1,000,000	5.25%, 07/1/2052, Call 07/1/2032	1,089,115
1,000,000	5.50%, 07/1/2052, Call 07/1/2032	1,097,503
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	443,446
	Michigan Finance Authority
200,000	5.00%, 06/1/2029, Call 08/8/2024	178,528
1,165,000	5.00%, 07/1/2031, Call 08/8/2024	1,165,890
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,506,227
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,009,953
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,010,932
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,340,287
1,000,000	5.00%, 07/1/2039, Call 08/8/2024	1,000,504
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,016,962
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,945,721
950,000	4.00%, 12/1/2047, Call 12/1/2031	905,628
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,035,785
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	946,848
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	988,225
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/23/2024	1,451,116
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	945,523

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	$3,078,584
1,250,000	Michigan State Housing Development Authority, 2.13%, 10/1/2036, Call 10/1/2030	986,221
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,080,908
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 08/8/2024	250,123
890,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	866,897
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,562,595
		29,426,118
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	252,227
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	70,521
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,685,047
1,000,000	Duluth Economic Development Authority, 5.25%, 02/15/2058, Call 02/15/2028	1,023,208
1,250,000	Minnesota Agricultural & Economic Development Board, 5.25%, 01/1/2047, Call 01/1/2034	1,369,485
1,000,000	Spring Lake Park Independent School District No. 16, School District Credit Program, 5.00%, 02/1/2028	1,065,092
		5,465,580
	MISSOURI — 0.8%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	71,650
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	645,806
445,000	5.00%, 10/1/2047, Call 10/1/2027	445,739
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,028,787
350,000	4.00%, 11/15/2049, Call 11/15/2027	329,669
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,244,332
1,000,000	4.00%, 06/1/2053, Call 06/1/2030	955,785
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,020,941
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,055,522
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,414,633
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,277,815
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	345,638
		9,836,317

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA — 0.3%
$1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	$1,039,900
	Omaha Public Power District
2,000,000	5.25%, 02/1/2052, Call 02/1/2032	2,180,735
750,000	5.50%, 02/1/2054, Call 08/1/2033	840,578
		4,061,213
	NEVADA — 1.0%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	245,703
625,000	Clark County School District, AGM, 5.00%, 06/15/2025	634,627
	County of Clark
500,000	2.10%, 06/1/2031	431,433
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,595,933
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034	1,000,000
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,039,075
750,000	4.00%, 07/1/2049, Call 07/1/2028	709,335
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,006,413
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,032,454
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,044,169
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,278,652
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	598,883
		12,616,677
	NEW HAMPSHIRE — 0.5%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,028,445
466,403	4.13%, 01/20/2034	457,962
748,009	4.25%, 07/20/2041	732,528
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,080,997
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,139,212
215,000	5.00%, 08/1/2037, Call 02/1/2028	222,967
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,093,806
		5,755,917
	NEW JERSEY — 2.4%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	845,679

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	3.38%, 07/1/2030, Call 07/1/2027	$951,889
100,000	5.00%, 07/15/2032, Call 07/15/2027	102,966
500,000	5.00%, 07/1/2033, Call 07/1/2027	510,223
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	280,731
880,000	5.00%, 06/15/2036, Call 12/15/2026	918,763
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,070,084
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	350,756
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 08/8/2024	1,000,863
	New Jersey Health Care Facilities Financing Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2026	1,016,264
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,181,052
750,000	4.25%, 07/1/2054, Call 07/1/2034	739,206
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	515,306
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	822,845
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,582,755
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,414,591
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,952,901
500,000	5.00%, 06/15/2040, Call 12/15/2030	536,716
500,000	4.00%, 06/15/2042, Call 06/15/2032	493,449
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,089,960
805,000	5.00%, 06/15/2044, Call 08/5/2024	805,217
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,056,596
250,000	5.50%, 06/15/2050, Call 12/15/2032	275,808
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,915,301
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,040,575
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	373,057
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,689,807
		30,533,360
	NEW MEXICO — 0.1%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 08/8/2024	809,871
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,022,145
		1,832,016
	NEW YORK — 7.0%
	City of New York
1,000,000	5.25%, 09/1/2042, Call 09/1/2032	1,117,803
4,400,000	5.25%, 03/1/2053, Call 03/1/2034	4,860,443
750,000	County of Orange, 2.38%, 06/15/2029, Call 08/8/2024	685,199

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Hempstead Town Local Development Corp.
$1,000,000	5.66%, 02/1/2044, Call 02/1/2030	$958,859
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,003,235
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	785,208
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,021,242
1,000,000	5.50%, 11/15/2047, Call 05/15/2034	1,118,034
2,000,000	5.25%, 11/15/2049, Call 05/15/2034	2,179,280
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,928,304
	Metropolitan Transportation Authority, BAM
800,000	5.00%, 11/15/2034, Call 05/15/2028	847,417
1,845,000	4.00%, 11/15/2048, Call 05/15/2034	1,802,747
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 08/8/2024	650,243
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	524,574
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,096,404
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,694,187
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,662,299
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	993,220
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	990,553
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,087,162
415,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	426,122
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,155,876
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,005,441
730,000	3.00%, 02/15/2042, Call 02/15/2030	608,886
1,500,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,501,481
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,507,908
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	786,970
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	771,089
500,000	3.00%, 07/1/2041, Call 07/1/2031	433,486
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,007,895
500,000	4.00%, 07/1/2048, Call 07/1/2031	482,129
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,659,639
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	965,583
460,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	477,537

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	New York State Energy Research & Development Authority, 4.00%, 04/1/2034, Call 07/1/2033	$999,573
	New York State Urban Development Corp.
1,000,000	4.00%, 03/15/2038, Call 09/15/2031	1,014,325
3,000,000	5.00%, 03/15/2063, Call 09/15/2033	3,220,301
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,602,617
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,451,745
3,000,000	5.00%, 07/1/2046, Call 08/8/2024[3]	2,999,854
1,445,000	5.00%, 6/30/2049, Call 6/30/2031[3]	1,498,648
1,750,000	5.25%, 01/1/2050, Call 08/8/2024[3]	1,750,047
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,648,292
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	1,976,712
	New York Transportation Development Corp., AGM
1,000,000	4.00%, 07/1/2037, Call 08/8/2024[3]	985,683
1,000,000	5.50%, 06/30/2044, Call 06/30/2031[3]	1,082,523
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	235,702
500,000	5.00%, 07/1/2045, Call 07/1/2025	500,359
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,263,948
	Port Authority of New York & New Jersey
695,000	4.00%, 12/15/2038, Call 08/8/2024	693,082
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,609,187
4,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	4,218,394
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,392,895
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	308,244
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	981,252
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,110,139
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,521,743
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,117,824
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,088,843
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,097,126
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	875,535
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	575,308
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 08/8/2024	750,233

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	$781,351
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	290,646
		87,438,586
	NORTH CAROLINA — 0.4%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,112,231
1,380,000	City of Charlotte Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,418,769
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,081,893
	North Carolina Housing Finance Agency
735,000	3.85%, 07/1/2038, Call 07/1/2027	714,370
490,000	4.00%, 07/1/2048, Call 07/1/2027	487,491
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	607,023
		5,421,777
	NORTH DAKOTA — 0.2%
300,000	County of Burleigh, 4.38%, 04/15/2026	298,276
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,764,858
		2,063,134
	OHIO — 1.3%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,846,492
635,000	City of Akron, 5.00%, 12/1/2026	640,975
1,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	1,011,433
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	963,626
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	719,129
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,169,757
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,995,793
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,904,214
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	500,759
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,409,902
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,402,621
1,000,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	992,525
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,073,223
		16,630,449

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA — 0.5%
$940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	$950,348
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,021,470
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,020,796
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,018,697
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,836,736
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	568,907
		6,416,954
	OREGON — 0.4%
1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 07/29/2024	1,289,395
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	984,593
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,005,326
45,000	5.00%, 10/1/2046, Call 10/1/2026	46,607
720,000	5.00%, 10/1/2046, Call 10/1/2026	721,375
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	453,328
		4,500,624
	PENNSYLVANIA — 3.0%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,643,952
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,759,979
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	292,953
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/29/2024	95,102
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	257,772
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/1/2024	100,040
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	983,654
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,925,411
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,053,895
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	1,006,476
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	362,572
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	963,245
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	268,242

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	$676,228
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,508,453
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	287,634
300,000	10.00%, 12/1/20404 5	283,431
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	962,653
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	958,829
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	534,597
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,639,285
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,971,597
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,083,835
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,102,737
500,000	5.00%, 12/1/2041, Call 06/1/2026	509,455
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,043,814
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	978,241
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,034,738
500,000	5.25%, 12/1/2052, Call 12/1/2032	543,997
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	817,307
850,000	4.00%, 11/1/2037, Call 11/1/2029	844,368
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	892,364
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,116,632
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	1,001,259
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,187
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,005,845
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	906,015
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,191,479
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	279,055
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	500,072
		37,392,400

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
$9,037	0.00%, 07/1/2024	$9,037
61,865	5.38%, 07/1/2025	62,401
61,305	5.63%, 07/1/2027	64,014
1,060,310	5.63%, 07/1/2029	1,138,688
1,558,579	5.75%, 07/1/2031	1,733,729
55,548	4.00%, 07/1/2033, Call 07/1/2031	55,757
71,485	0.00%, 07/1/2033, Call 07/1/2031	47,797
49,930	4.00%, 07/1/2035, Call 07/1/2031	49,144
42,853	4.00%, 07/1/2037, Call 07/1/2031	41,376
246,222	0.00%, 11/1/2043[1]	151,119
60,594	4.00%, 07/1/2046, Call 07/1/2031	55,049
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 08/8/2024[5]	945,000
5,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	5,001,075
		9,354,186
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,556,278
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	607,212
		2,163,490
	SOUTH CAROLINA — 0.9%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,020,878
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	535,847
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 08/8/20243 4 5	50,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,076,568
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,673,313
730,000	5.00%, 12/1/2055, Call 06/1/2025	730,965
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,018,986
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,083,254
		11,189,811
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,246,932

	TENNESSEE — 0.9%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,215,298

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Knox County Health Educational & Housing Facility Board
$279,973	5.25%, 05/1/2025, Call 11/1/20244 5	$10,079
34,517	6.00%, 05/1/2034[5]	1,243
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,064,148
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,081,052
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,117,816
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,066,416
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,501,460
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,069,011
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,033,463
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,501,557
		11,661,543
	TEXAS — 6.3%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	82,333
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	322,799
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	971,883
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,066,422
515,000	Central Texas Turnpike System, 5.00%, 08/15/2031, Call 08/15/2024	515,776
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,019,841
1,000,000	City of Corpus Christi Utility System Revenue, 5.00%, 07/15/2049, Call 07/15/2034	1,083,872
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,390,414
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,022,485
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,090,075
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,269,961
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	236,516
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,006,426
	City of Houston Airport System Revenue
400,000	4.75%, 07/1/2024[3]	400,000
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	753,221
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,443,568

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	$1,126,056
1,000,000	City of San Antonio Electric & Gas Systems Revenue, 5.25%, 02/1/2049, Call 08/1/2034	1,100,392
1,650,000	City of Waco, 5.25%, 02/1/2054, Call 02/1/2034	1,816,074
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/13/2024	500,712
100,000	4.40%, 12/1/2047, Call 08/8/2024	90,981
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,388,092
1,000,000	Conroe Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	969,832
1,000,000	County of Harris Toll Road Revenue, 4.00%, 08/15/2045, Call 08/15/2030	972,547
1,000,000	Dallas Independent School District, PSF, 3.00%, 02/15/2028, Call 02/15/2025	982,019
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,080,746
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,094,100
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,267,860
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,052,074
1,500,000	Greater Texoma Utility Authority, AGM, 4.25%, 10/1/2053, Call 10/1/2032	1,454,220
	Harris County Cultural Education Facilities Finance Corp.
1,125,000	5.00%, 07/1/2035, Call 07/1/2034	1,283,129
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	2,999,880
	Harris County Flood Control District
750,000	4.00%, 09/15/2043, Call 09/15/2033	750,053
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	968,992
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,151,147
1,000,000	Harris County-Houston Sports Authority, AGM NATL-RE, 0.00%, 11/15/2038, Call 11/15/2030	472,574
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	1,021,936
1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	1,110,264
840,000	Lower Colorado River Authority, 5.25%, 05/15/2048, Call 05/15/2033	920,739
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 07/29/20243 4	496,170
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	1,021,597
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 07/1/2025[5]	2,382,881
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	386,189
1,500,000	5.00%, 04/1/2046, Call 07/29/2024	1,500,011
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,226,934
	North Texas Tollway Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$500,000	4.13%, 01/1/2039, Call 01/1/2032	$508,452
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	982,267
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	955,531
1,000,000	Permanent University Fund - University of Texas System, 4.00%, 07/1/2033	1,000,000
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20323 4	253,208
1,000,000	4.00%, 01/1/2050, Call 08/8/20243 4	840,262
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,073,938
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 08/8/2024[5]	600,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	298,448
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,761,974
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,039,652
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,081,672
500,000	State of Texas, 5.50%, 08/1/2031, Call 08/1/2026[3]	516,346
1,400,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 07/1/2043, Call 01/1/2029	1,446,390
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,467,434
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	562,194
830,000	6.25%, 12/15/2026	854,513
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	502,091
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,117,152
1,630,000	5.00%, 12/31/2045, Call 12/31/2025[3]	1,639,918
815,000	5.00%, 12/31/2055, Call 12/31/2025[3]	819,952
2,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,042,494
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,091,048
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	532,517
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,509,565
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,016,939
500,000	5.00%, 10/15/2047, Call 10/15/2032	542,936
	Town of Westlake
100,000	5.50%, 09/1/2025	99,457
200,000	6.13%, 09/1/2035, Call 09/1/2025	200,248
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,208,345
		79,828,736

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH — 0.5%
$750,000	City of Salt Lake City Airport Revenue, 5.00%, 07/1/2034, Call 07/1/2027[3]	$772,415
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	985,607
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 08/8/2024	1,463,475
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	781,692
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,027,226
	Utah Charter School Finance Authority
600,000	4.50%, 07/15/2027[4]	595,289
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	467,354
		6,093,058
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,034,770

	VIRGINIA — 0.7%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	450,450
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,007,641
1,000,000	County of Fairfax, SAW, 3.00%, 10/1/2026, Call 10/1/2024	984,003
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 08/8/20243 4	29,961
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,080,736
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,155,800
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	463,928
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/20323	481,471
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	518,157
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,770,853
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,010,522
		8,953,522
	WASHINGTON — 2.5%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,039,200
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,512,486
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,360,417
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	254,547
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,250,538
	King County School District No. 406 Tukwila, School Bond Gty

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$2,190,000	4.00%, 12/1/2030, Call 06/1/2026	$2,211,157
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,573,776
20,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	21,596
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,535,099
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,594,995
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	351,217
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,477,146
	State of Washington
750,000	5.00%, 01/1/2025	756,206
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,718,014
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,796,711
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,572,195
150,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/24/2024	146,955
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	987,647
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	510,333
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,830,345
500,000	5.00%, 08/1/2038, Call 08/1/2029	528,101
1,000,000	5.00%, 10/1/2041, Call 10/1/2024	1,000,006
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	981,958
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,097,490
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,023,981
		31,132,116
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,025,394
750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	852,479
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,056,351
		2,934,224
	WISCONSIN — 1.5%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	983,996
	Public Finance Authority
545,000	4.00%, 07/1/2027, Call 08/8/2024	537,135
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	1,991,130
500,000	5.75%, 02/1/2035, Call 02/1/2025	501,478

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$535,000	5.00%, 07/1/2037, Call 08/8/2024	$535,158
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	975,509
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	475,212
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	506,415
500,000	5.00%, 02/1/2042, Call 02/1/2032	520,675
1,000,000	5.00%, 07/1/2042, Call 08/8/2024[3]	1,000,082
165,000	6.00%, 07/15/2042, Call 07/29/2024	165,120
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	451,905
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,007,186
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	515,175
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	138,393
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	205
7,085	0.00%, 01/1/20474 5	187
7,034	0.00%, 01/1/20484 5	176
6,984	0.00%, 01/1/20494 5	165
6,882	0.00%, 01/1/20504 5	151
7,540	0.00%, 01/1/20514 5	157
7,490	0.00%, 01/1/20524 5	145
7,388	0.00%, 01/1/20534 5	135
7,338	0.00%, 01/1/20544 5	127
7,237	0.00%, 01/1/20554 5	118
7,135	0.00%, 01/1/20564 5	111
7,085	0.00%, 01/1/20574 5	104
6,984	0.00%, 01/1/20584 5	97
6,933	0.00%, 01/1/20594 5	91
6,882	0.00%, 01/1/20604 5	85
6,781	0.00%, 01/1/20614 5	79
6,730	0.00%, 01/1/20624 5	74
6,629	0.00%, 01/1/20634 5	70
6,579	0.00%, 01/1/20644 5	66
6,528	0.00%, 01/1/20654 5	62
6,427	0.00%, 01/1/20664 5	56
83,706	0.00%, 01/1/20674 5	663
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	539,517
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,027,757
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,072,642
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	181,256

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
	Wisconsin Health & Educational Facilities Authority
$1,000,000	4.00%, 12/1/2046, Call 12/1/2031	$954,181
1,125,000	5.00%, 10/1/2054, Call 07/1/2034[1]	1,220,446
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	994,484
		18,453,226
	TOTAL MUNICIPAL BONDS
	(Cost $941,053,176)	932,995,291

Number of Shares
	EXCHANGE-TRADED FUND — 10.2%
1,206,614	iShares National Muni Bond ETF, 3.04%,	128,564,722
	TOTAL EXCHANGE-TRADED FUND
	(Cost $127,673,349)	128,564,722
	CLOSED-END MUTUAL FUNDS — 0.6%
10,127	BlackRock Long-Term Municipal Advantage Trust	102,586
783	BlackRock MuniAssets Fund, Inc.	9,083
11,961	BlackRock Municipal Income Fund, Inc.	147,599
1,273	BlackRock Municipal Income Trust - Class USD INC	12,997
3,486	BlackRock MuniHoldings Fund, Inc.	42,146
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	16,060
3,273	BlackRock MuniHoldings Quality Fund II, Inc.	33,385
49,897	BlackRock MuniVest Fund, Inc.	357,761
5,188	BlackRock MuniYield Quality Fund II, Inc.	53,385
26,617	BlackRock MuniYield Quality Fund, Inc.	326,857
54,677	BNY Mellon Municipal Income, Inc.	393,128
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	756,940
33,986	BNY Mellon Strategic Municipals, Inc.	207,994
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	125,426
66,923	DWS Municipal Income Trust	633,761
852	Eaton Vance Municipal Bond Fund	9,014
32,484	Invesco Advantage Municipal Income Trust II	288,133
4,010	Invesco Municipal Income Opportunities Trust	25,463
19,948	Invesco Municipal Opportunity Trust	201,076
27,558	Invesco Municipal Trust	274,478
10,700	Invesco Quality Municipal Income Trust	106,144
12,783	Invesco Trust for Investment Grade Municipals	131,281
12,605	Invesco Value Municipal Income Trust	155,546
7,506	Neuberger Berman Municipal Fund, Inc.	80,164

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value

	CLOSED-END MUTUAL FUNDS (Continued)
15,459	Nuveen AMT-Free Municipal Credit Income Fund	$192,619
12,001	Nuveen AMT-Free Quality Municipal Income Fund	137,531
9,524	Nuveen California Quality Municipal Income Fund	109,812
24,819	Nuveen Municipal Credit Income Fund	306,515
51	Nuveen New York AMT-Free Quality Municipal Income Fund	566
14,287	Nuveen Quality Municipal Income Fund	167,729
17,889	PIMCO Municipal Income Fund III	140,965
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	305,281
113,738	Pioneer Municipal High Income Fund, Inc.	1,039,565
86,507	Western Asset Managed Municipals Fund, Inc.	895,347
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,578,119)	7,786,337
	PRIVATE INVESTMENTS[6] — 9.7%
	PRIVATE FUNDS — 9.5%
	MacKay Municipal Credit Opportunities Fund, LP* [7]	27,391,815
	MacKay Municipal Opportunities Fund, LP* [8]	91,664,443

		119,056,258
	PRIVATE COMPANY — 0.2%
926	Vistra Vision LLC, Class B Units * [9]	2,343,903
	TOTAL PRIVATE INVESTMENTS
	(Cost $95,622,966)	121,400,161
	SHORT-TERM INVESTMENTS — 4.3%
50,099,187	BlackRock MuniCash - Institutional Shares, 3.88%[10]	50,104,197
4,484,034	JPMorgan Prime Money Market Fund - Institutional Shares, 5.30%[10]	4,484,931
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $54,589,124)	54,589,128

	TOTAL INVESTMENTS — 99.0%
	(Cost $1,228,516,734)	1,245,335,639

	Other assets less liabilities — 1.0%	12,082,589
	TOTAL NET ASSETS — 100.0%	$1,257,418,228

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of June 30, 2024, the aggregate fair value of these investments is $49,815,029 or 4.0% of the Fund’s net assets.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

[6]	The Private Investments are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale. As of June 30, 2024, the aggregate fair value of these investments is $121,400,161 or 9.7% of the Fund’s net assets.

[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.
[9]	The investment was acquired on 3/4/2024. The cost is $965,130 or $1,042 per unit.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 79.5%
	CORE — 71.5%
4,757,982	DoubleLine Total Return Bond Fund - I Class	$41,156,547
4,918,040	MetWest Total Return Bond Fund - Plan Class	41,163,995
4,189,990	PIMCO Income Fund - Institutional Class	43,911,089
2,042,729	River Canyon Total Return Bond Fund - Institutional Class	20,509,000
6,371,273	Vanguard Total Bond Market Index Fund - Institutional Class	60,399,668
		207,140,299
	OPPORTUNISTIC — 8.0%
1,064,438	GMO Emerging Country Debt Fund, Class VI	21,012,008
404,911	Vanguard High-Yield Corporate Fund - Admiral Shares	2,174,373
		23,186,381
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $251,676,051)	230,326,680
	EXCHANGE-TRADED FUND — 5.0%
	OPPORTUNISTIC — 5.0%
252,571	Vanguard Long-Term Treasury ETF	14,568,295
	TOTAL EXCHANGE-TRADED FUND
	(Cost $14,895,380)	14,568,295
	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 2.1%
	OPPORTUNISTIC — 2.1%
238,903	AG Twin Brook Capital Income Fund - I Class	6,076,566
	NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $6,079,003)	6,076,566
	PRIVATE FUND[1] — 3.3%
	OPPORTUNISTIC — 3.3%
	AG Direct Lending Fund IV Annex, LP* 2	9,582,940
	TOTAL PRIVATE FUND
	(Cost $7,618,313)	9,582,940
	SHORT-TERM INVESTMENT — 10.0%
28,950,759	JPMorgan Prime Money Market Fund - Institutional Shares, 5.3%[3]	28,956,549
	TOTAL SHORT-TERM INVESTMENT
	(Cost $28,957,887)	28,956,549

	TOTAL INVESTMENTS — 99.9%
	(Cost $309,226,634)	289,511,030

	Other assets less liabilities — 0.1%	257,968
	TOTAL NET ASSETS — 100.0%	$289,768,998

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

*	Non-income producing security.
[1]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2024, the aggregate fair value of these investments is $9,582,940 or 3.3% of the Fund's net assets.
[2]	The investment was acquired on 4/8/2022. The cost is $7,618,313.
[3]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership